Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Loss Per Share
Schedule of computation of earnings per share

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Numerator:
Net loss	(10,230,560)	(11,744,834)
Accretion on redeemable non-controlling interests to redemption value	(162,546)	(292,864)
Net loss attributable to non-controlling interests	8,818	5,330
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(10,384,288)	(12,032,368)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	2,047,257,903	2,162,319,854
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(5.07)	(5.56)

Schedule of weighted average numbers of ordinary shares outstanding

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Outstanding weighted average options granted	30,443,328	20,320,395
Convertible notes	54,564,150	51,646,031
Total	85,007,478	71,966,426